Fair Value of Financial Instruments and Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value of Financial Instruments and Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table represents the Company’s fair value hierarchy of its financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2025 and December 31, 2024.

	March 31, 2025			December 31, 2024
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Short-term investments	$2,314,550	$-	$-	$3,174,724	$-	$-

The following table represents the Company’s fair value hierarchy of its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2023.

	December 31, 2024			December 31, 2023
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Short-term investments	$3,174,724	$-	$-	$4,140,880	$-	$-

Schedule of Short Term Investments at Fair Value

The following table summarizes activity in the Company’s short-term investments, at fair value for the periods presented:

	Three Months Ended March 31,	Three Months Ended March 31,
	2025	2024
Balance, beginning of period	$3,174,724	$4,140,880
Purchase of short-term investments	33,972	52,793
Sales at original cost	(905,353)	(150,389)
Net realized gain on short-term investments	2,922	234
Unrealized gains	8,285	32,331
Balance, end of period	$2,314,550	$4,075,849

The following table summarizes activity in the Company’s short-term investments, at fair value for the periods presented:

	Year Ended December 31,	Year Ended December 31,
	2024	2023
Balance, beginning of period	$4,140,880	$-
Additions	175,543	4,147,107
Sales of short-term debt investments	(1,149,320)	-
Net realized loss on the sale of short-term investments	(1,025)	-
Unrealized gain (loss)	8,646	(6,227)
Balance, end of period	$3,174,724	$4,140,880

The following table summarizes activity in the Company’s equity investments, at fair value for the periods presented:

	December 31,	December 31,
	2024	2023
Balance, beginning of year	$-	$3,118
Unrealized loss	-	(3,118)
Balance, end of year	$-	$-